Stock-Based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation
Total, Stock-based compensation expenses	$ 11,261	$ 148
Research & development expenses
Stock-based compensation
Total, Stock-based compensation expenses	2,376
Selling & marketing expenses
Stock-based compensation
Total, Stock-based compensation expenses	3,694
General & administrative expenses
Stock-based compensation
Total, Stock-based compensation expenses	5,191	148
Common Stock
Stock-based compensation
Total	$ 11,261	$ 148